INITIAL PUBLIC OFFERING (Details Narrative)	Mar. 28, 2024 $ / shares shares
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	11,500,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	1,500,000
Purchase price, per unit | $ / shares	$ 10.00
Sale of units, description	Each Unit consists of one share of the Company’s common stock, and one right. Each right entitles the holder thereof to receive one-twentieth (1/20) of one share of common stock upon the consummation of the Business Combination.